As filed with the Securities and Exchange Commission on August 22, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2014

Item 1. Schedule of Investments.

HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 88.1%
Air Transportation: 5.1%
310,000	Delta Air Lines, Inc.	$12,003,200
320,000	United Continental Holdings, Inc. *	13,142,400
		25,145,600
Apparel Manufacturing: 0.9%
65,242	Oxford Industries, Inc.	4,349,684
Basic Materials Manufacturing: 7.1%
775,000	Builders FirstSource, Inc. *	5,797,000
150,000	Eagle Materials, Inc.	14,142,000
200,000	Encore Wire Corp.	9,808,000
200,000	United States Steel Corp.	5,208,000
		34,955,000
Broadcasting: 1.3%
1,900,000	Sirius XM Holdings, Inc. *	6,574,000
Building Materials: 0.4%
200,000	The Dixie Group, Inc. *	2,118,000
Computer & Electronic Products: 5.7%
600,000	Micron Technology, Inc. *	19,770,000
400,000	Taiwan Semiconductor Manufacturing Co. Ltd.-ADR	8,556,000
		28,326,000
Conglomerates: 1.6%
300,000	General Electric Co.	7,884,000
Construction: 1.8%
360,000	DR Horton, Inc.	8,848,800
Depositary Credit Intermediation: 5.2%
270,000	Hilltop Holdings, Inc. *	5,740,200
235,000	Legg Mason, Inc.	12,057,850
150,000	Texas Capital BancShares, Inc. *	8,092,500
		25,890,550
Food & Beverage Manufacturing: 1.7%
220,000	Tyson Foods, Inc.	8,258,800
Food Services: 4.0%
2,058,606	Luby's, Inc. *1,2	12,104,603
100,000	Noodles & Co. *	3,439,000
203,200	Rocky Mountain Chocolate Factory, Inc.2	2,680,208
45,000	Zoe's Kitchen, Inc. *	1,547,100
		19,770,911
Internet Services: 3.5%
100,000	Facebook, Inc. *	6,729,000
300,000	Yahoo!, Inc. *	10,539,000
		17,268,000
Land Ownership & Leasing: 1.3%
200,000	Tejon Ranch Co. *	6,438,000

Mining, Oil & Gas Extraction: 18.3%
200,000	Atwood Oceanics, Inc. *	10,496,000
200,000	EnLink Midstream, LLC	8,332,000
226,000	Freeport-McMoRan Copper & Gold, Inc.	8,249,000
230,000	Halliburton Co.	16,332,300
85,000	Helmerich & Payne, Inc.	9,869,350
800,000	Hyperdynamics Corp. *	2,600,000
240,000	Jones Energy, Inc. *	4,920,000
525,700	Matador Resources Co. *	15,392,496
213,300	Panhandle Oil and Gas, Inc.	11,951,199
600,000	Torchlight Energy Resources, Inc. *	2,472,000
		90,614,345
Motor Vehicle Manufacturing: 2.7%
45,000	Polaris Industries, Inc.	5,860,800
65,000	Toyota Motor Corp.-ADR	7,777,900
		13,638,700
Petroleum Products: 2.1%
202,299	BP PLC-ADR	10,671,252
Pharmaceuticals: 3.7%
150,000	Gilead Sciences, Inc. *	12,436,500
40,000	Jazz Pharmaceuticals PLC *	5,880,400
		18,316,900
Publishing Industries: 3.0%
1,245,000	A.H. Belo Corp. - Class A1	14,753,250
Rail Transportation: 2.4%
200,000	CSX Corp.	6,162,000
55,000	Kansas City Southern	5,913,050
		12,075,050
Rental & Leasing Services: 1.1%
140,000	Air Lease Corp.	5,401,200
Retail Trade: 8.5%
91,500	Costco Wholesale Corp.	10,537,140
125,000	The Home Depot, Inc.	10,120,000
50,000	Kohl's Corp.	2,634,000
115,000	PriceSmart, Inc.	10,009,600
80,000	Signet Jewelers Ltd.	8,847,200
		42,147,940
Transportation Equipment: 6.7%
70,000	The Boeing Co.	8,906,100
1,250,000	DryShips, Inc. *	4,025,000
460,000	Trinity Industries, Inc.	20,111,200
		33,042,300
TOTAL COMMON STOCKS
(Cost $381,428,350)		436,488,282
PARTNERSHIPS & TRUSTS: 8.4%
Land Ownership & Leasing: 8.4%
259,659	Texas Pacific Land Trust1,2	41,574,002
TOTAL PARTNERSHIPS & TRUSTS
(Cost $7,734,848)		41,574,002

Contracts (100 shares per contract)
CALL OPTIONS PURCHASED: 1.6%
Apparel Manufacturing: 0.4%
1,600	NIKE, Inc.
	Expiration: October 2014,
	Exercise Price: $65.00	2,036,000
Food & Beverage Manufacturing: 0.4%
500	Keurig Green Mountain, Inc.
	Expiration: January 2015,
	Exercise Price: $90.00	1,883,750
General Manufacturing: 0.1%
275	Intuitive Surgical, Inc.
	Expiration: October 2014,
	Exercise Price: $420.00	716,375
Personal Services: 0.0%3
350	Weight Watchers International, Inc.
	Expiration: January 2015,
	Exercise Price: $20.00	78,750
Rail Transportation: 0.4%
700	Kansas City Southern
	Expiration: September 2014,
	Exercise Price: $80.00	1,949,500
Transportation Equipment: 0.3%
1,000	Wabtec Corp.
	Expiration: October 2014,
	Exercise Price: $70.00	1,310,000
TOTAL CALL OPTIONS PURCHASED
(Cost $8,544,250)		7,974,375
Shares
SHORT-TERM INVESTMENTS: 2.1%
Money Market Fund: 2.1%
10,281,200	Fidelity Money Market Portfolio - Select Class, 0.01%4	10,281,200
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,281,200)		10,281,200
TOTAL INVESTMENTS IN SECURITIES: 100.2%
(Cost $407,988,648)		496,317,859
Liabilities in Excess of Other Assets: (0.2)%		(994,811)
TOTAL NET ASSETS: 100.0%		$495,323,048

*	Non-income producing security.
ADR	American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance June 30, 2014	Realized Gain (Loss)	Dividend Income	Value June 30, 2014	Acquisition Cost
A.H. Belo Corp.- Class A	1,200,000	45,000	-	1,245,000	$ -	$ 1,967,100	$ 14,753,250	$ 4,657,052
Luby's, Inc.	1,822,000	236,606	-	2,058,606	$ -	$ -	$ 12,104,603	$ 14,056,851
Texas Pacific Land Trust	259,659	-	-	259,659	$ -	$ -	$ 41,574,002	$ 7,734,848

2	A portion of this security is considered illiquid. As of June 30, 2014, the total market value of the investments considered illiquid was $7,575,413 or 1.5% of total net assets.
3	Amount is less than 0.1% of the Fund's net assets.
4	Seven-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$407,988,648
Gross unrealized appreciation	109,502,161
Gross unrealized depreciation	(21,172,950)
Net unrealized appreciation	$88,329,211

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Hodges Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$436,488,282	$-	$-	$436,488,282
Partnerships & Trusts	41,574,002	-	-	41,574,002
Call Options Purchased	-	7,974,375	-	7,974,375
Short-Term Investments	10,281,200	-	-	10,281,200
Total Investments	$488,343,484	$7,974,375	$-	$496,317,859

The Hodges Fund (the "Fund") has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”).  The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position and to effect closing transactions. The Fund will not invest in options for speculative purposes.

The average number of options contracts held by the Fund during the period at fiscal quarter ends was 4,425.  The following table presents the fair value of derivative instruments, held long or sold short by the Fund, at June 30, 2014:

					Net Unrealized Gain/(Loss) on
	Fair Value - Long Positions		Fair Value - Short Positions		Open Positions
Options Contracts	Assets	Liabilities	Assets	Liabilities
Equity Contracts:	$7,974,375	$-	$-	$-	$(569,875)
Call Options Purchased

HODGES SMALL CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 89.0%
Advertising & Public Relations: 0.9%
2,600,000	Tremor Video, Inc. *1	$12,272,000
Air Transportation: 5.6%
650,000	American Airlines Group, Inc. *	27,924,000
200,000	Bristow Group, Inc.	16,124,000
1,250,000	Hawaiian Holdings, Inc. *	17,137,500
300,000	Spirit Airlines, Inc. *	18,972,000
		80,157,500
Apparel Manufacturing: 2.6%
250,000	G-III Apparel Group Ltd. *	20,415,000
360,000	Skechers U.S.A., Inc. *	16,452,000
		36,867,000
Automotive Retail: 1.7%
260,000	Lithia Motors, Inc.	24,458,200
Basic Materials Manufacturing: 11.7%
900,000	Commercial Metals Co.	15,579,000
250,000	Eagle Materials, Inc.	23,570,000
415,000	Encore Wire Corp.	20,351,600
900,000	Graphic Packaging Holding Co. *	10,530,000
850,000	KapStone Paper & Packaging Corp. *	28,160,500
210,000	Texas Industries, Inc. *	19,395,600
340,000	United States Steel Corp.	8,853,600
600,000	U.S. Concrete, Inc. *	14,850,000
450,000	U.S. Silica Holdings, Inc.	24,948,000
		166,238,300
Broadcasting: 1.4%
160,000	Nexstar Broadcasting Group, Inc. - Class A	8,257,600
340,000	Sinclair Broadcast Group, Inc. - Class A	11,815,000
		20,072,600
Business Support Services: 1.0%
400,000	Cardtronics, Inc. *	13,632,000
Chemical Manufacturing: 0.8%
450,000	Chemtura Corp. *	11,758,500
Computer & Electronic Products: 3.5%
640,000	Diodes, Inc. *	18,534,400
240,000	FARO Technologies, Inc. *	11,788,800
600,000	Gogo, Inc. *	11,736,000
500,000	Kulicke & Soffa Industries, Inc. *	7,130,000
		49,189,200
Construction: 1.0%
470,000	Primoris Services Corp.	13,554,800
Depository Credit Intermediation: 5.3%
500,000	Hilltop Holdings, Inc. *	10,630,000
328,263	Independent Bank Group, Inc.	18,274,401
210,000	Texas Capital BancShares, Inc. *	11,329,500
740,000	ViewPoint Financial Group, Inc.	19,913,400

1,200,000	Wisdomtree Investments, Inc. *	14,832,000
		74,979,301
Electrical Equipment: 2.2%
110,000	AZZ, Inc.	5,068,800
330,000	Greatbatch, Inc. *	16,189,800
110,000	Littelfuse, Inc.	10,224,500
		31,483,100
Employment Services: 0.9%
260,000	Team Health Holdings, Inc. *	12,984,400
Financial Services: 0.7%
500,000	La Quinta Holdings, Inc. *	9,570,000
Food & Beverage Manufacturing: 2.6%
460,000	John Bean Technologies Corp.	14,255,400
800,000	Pilgrim's Pride Corp. *	21,888,000
		36,143,400
Food & Beverage Products: 0.9%
900,000	Boulder Brands, Inc. *	12,762,000
Food Services: 4.9%
330,000	Brinker International, Inc.	16,054,500
155,000	Cracker Barrel Old Country Store, Inc.	15,433,350
500,000	Noodles & Co. *	17,195,000
460,000	Popeyes Louisiana Kitchen, Inc. *	20,106,600
		68,789,450
Freight Transportation: 1.7%
540,000	Saia, Inc. *	23,722,200
Furniture Manufacturing: 0.8%
750,000	Steelcase, Inc.	11,347,500
General Manufacturing: 2.3%
460,000	Cooper Tire & Rubber Co.	13,800,000
200,000	Curtiss-Wright Corp.	13,112,000
340,000	Zep, Inc.	6,004,400
		32,916,400
Hotels, Restaurants & Leisure: 2.2%
1,075,000	Intrawest Resorts Holdings, Inc. *	12,319,500
250,000	Vail Resorts, Inc.	19,295,000
		31,614,500
Household Goods: 1.0%
170,000	Spectrum Brands Holdings, Inc.	14,625,100
Internet Services: 0.7%
448,000	Points International Ltd. *	10,160,640
Machinery: 2.3%
200,000	Alamo Group, Inc.	10,818,000
400,000	Manitowoc, Inc.	13,144,000
160,000	MSA Safety, Inc.	9,196,800
		33,158,800
Medical Equipment & Supplies Manufacturing: 1.8%
230,000	NuVasive, Inc. *	8,181,100
335,000	STERIS Corp.	17,915,800
		26,096,900
Mining, Oil & Gas Extraction: 12.6%
435,000	Athlon Energy, Inc. *	20,749,500
465,000	Bonanza Creek Energy, Inc. *	26,593,350

500,000	Comstock Resources, Inc.	14,420,000
500,000	EnLink Midstream, LLC	20,830,000
4,000,000	Hercules Offshore, Inc. *	16,080,000
870,000	Matador Resources Co. *	25,473,600
285,000	Oasis Petroleum, Inc. *	15,928,650
500,000	Parsley Energy, Inc. *	12,035,000
244,500	RSP Permian, Inc. *	7,931,580
515,000	Sanchez Energy Corp. *	19,358,850
		179,400,530
Motor Vehicle Parts Manufacturing: 0.5%
140,000	LB Foster Co.	7,576,800
Movie Production & Theaters: 1.4%
550,000	Cinemark Holdings, Inc.	19,448,000
Non-Depository Credit Intermediation: 1.4%
550,000	Nationstar Mortgage Holdings, Inc. *	19,965,000
Nursing and Residential Care Facilities: 1.1%
675,000	Kindred Healthcare, Inc.	15,592,500
Petroleum Products: 0.8%
1,100,000	Aegean Marine Petroleum Network, Inc.	11,099,000
Pharmaceuticals: 1.4%
220,000	Pacira Pharmaceuticals, Inc. *	20,209,200
Professional, Scientific & Technical Services: 0.2%
296,166	Turtle Beach Corp. *	2,736,574
Radio & Television Broadcasting: 0.7%
1,500,000	Cumulus Media, Inc. *	9,885,000
Recreation: 1.3%
1,000,000	ClubCorp Holdings, Inc.	18,540,000
Retail Trade: 1.8%
300,000	CST Brands, Inc.	10,350,000
750,000	Shoe Carnival, Inc.	15,487,500
		25,837,500
Software Publishers: 0.9%
360,000	Blackbaud, Inc.	12,866,400
Transportation & Warehousing: 2.2%
1,350,000	Baltic Trading Ltd.	8,073,000
1,200,000	Diana Shipping, Inc. *	13,068,000
85,000	Kirby Corp. *	9,956,900
		31,097,900
Transportation Equipment: 2.2%
700,000	Trinity Industries, Inc.	30,604,000
TOTAL COMMON STOCKS
(Cost $983,435,906)		1,263,412,195
PARTNERSHIPS & TRUSTS: 4.4%
Land Ownership & Leasing: 1.9%
170,000	Texas Pacific Land Trust1	27,218,700
Real Estate Investment Trusts: 2.5%
2,100,000	FelCor Lodging Trust, Inc.	22,071,000
380,000	The GEO Group, Inc.	13,577,400
		35,648,400
TOTAL PARTNERSHIPS & TRUSTS
(Cost $31,908,980)		62,867,100
SHORT-TERM INVESTMENTS: 7.2%

Money Market Funds: 7.2%
52,019,052	Fidelity Money Market Portfolio - Select Class, 0.01%2	52,019,052
49,915,852	Invesco Short-Term Portfolio - Institutional Class, 0.01%2	49,915,852
		101,934,904
TOTAL SHORT-TERM INVESTMENTS
(Cost $101,934,904)		101,934,904
TOTAL INVESTMENTS IN SECURITIES: 100.6%
(Cost $1,117,279,790)		1,428,214,199
Liabilities in Excess of Other Assets: (0.6)%		(9,000,198)
TOTAL NET ASSETS: 100.0%		$1,419,214,001

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance June 30, 2014	Realized Gain (Loss)	Dividend Income	Value June 30, 2014	Acquisition Cost
Luby's, Inc.	252,794	-	252,794	-	$ (335,364)	$ -	$ -	$ -
Parametric Sound Corp. (a)	296,166	-	296,166	-	$ -	$ -	$ -	$ -
Texas Pacific Land Trust	170,000	-	-	170,000	$ -	$ -	$ 27,218,700	$ 10,008,490
Tremor Video, Inc.	2,114,500	485,500	-	2,600,000	$ -	$ -	$ 12,272,000	$ 17,161,925

	(a) Sales amount represents a merger into Turtle Beach Corp., ex and pay date 5/28/14.

2	Seven-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$1,117,783,328
Gross unrealized appreciation	332,685,522
Gross unrealized depreciation	(22,254,651)
Net unrealized appreciation	$310,430,871

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Small Cap Fund
Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Hodges Small Cap Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$1,263,412,195	$-	$-	$1,263,412,195
Partnerships & Trusts	62,867,100	-	-	62,867,100
Short-Term Investments	101,934,904	-	-	101,934,904
Total Investments	$1,428,214,199	$-	$-	$1,428,214,199

HODGES SMALL INTRINSIC VALUE FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 86.4%
Advertising & Public Relations: 2.2%
6,500	Iconix Brand Group, Inc. *	$279,110
Air Transportation: 2.3%
22,000	Hawaiian Holdings, Inc. *	301,620
Apparel Manufacturing: 3.9%
3,300	G-III Apparel Group Ltd. *	269,478
5,000	Skechers U.S.A., Inc. *	228,500
		497,978
Basic Materials Manufacturing: 9.2%
35,000	Builders FirstSource, Inc. *	261,800
4,000	Encore Wire Corp.	196,160
11,000	KapStone Paper & Packaging Corp. *	364,430
15,000	U.S. Concrete, Inc. *	371,250
		1,193,640
Broadcasting: 1.2%
3,000	Nexstar Broadcasting Group, Inc. - Class A	154,830

Business Support Services: 2.0%
7,500	Cardtronics, Inc. *	255,600

Construction: 2.1%
15,000	LGI Homes, Inc. *	273,750

Depository Credit Intermediation: 5.3%
4,000	Hilltop Holdings, Inc. *	85,040
2,000	Independent Bank Group, Inc.	111,340
4,995	Southside Bancshares, Inc.	144,655
13,000	ViewPoint Financial Group, Inc.	349,830
		690,865
Financial Services: 2.1%
13,000	La Quinta Holdings, Inc. *	248,820
4,000	SWS Group, Inc. *	29,120
		277,940
Food & Beverage Manufacturing: 3.8%
8,000	John Bean Technologies Corp.	247,920
9,000	Pilgrim's Pride Corp. *	246,240
		494,160
Food Services: 2.2%
25,000	Pizza Inn Holdings, Inc. *	155,750
10,000	Rocky Mountain Chocolate Factory, Inc.	131,900
		287,650
Freight Transportation: 2.4%
7,000	Saia, Inc. *	307,510
Funeral Services: 2.3%
17,000	Carriage Services, Inc.	291,210
General Manufacturing: 1.9%
3,000	Cooper Tire & Rubber Co.	90,000
9,200	Hooker Furniture Corp.	148,488
		238,488
Insurance: 1.7%
20,000	Hallmark Financial Services, Inc. *	215,000

Machinery: 2.1%
5,000	Alamo Group, Inc.	270,450
Manufacturing: 4.5%
30,000	The Dixie Group, Inc. *	317,700
4,000	Powell Industries, Inc.	261,520
		579,220
Mining, Oil & Gas Extraction: 8.6%
8,000	Comstock Resources, Inc.	230,720
5,500	EnLink Midstream, LLC	229,130
15,000	Jones Energy, Inc. *	307,500
3,000	Panhandle Oil and Gas, Inc.	168,090
15,000	Triangle Petroleum Corp. *	176,250
		1,111,690
Motor Vehicle Parts Manufacturing: 1.7%
4,000	LB Foster Co.	216,480
Movie Production & Theaters: 2.7%
10,000	Cinemark Holdings, Inc.	353,600
Non-Depository Credit Intermediation: 2.3%
20,000	MicroFinancial, Inc.	154,600
4,000	Nationstar Mortgage Holdings, Inc. *	145,200
		299,800
Petroleum Products: 1.3%
16,000	Aegean Marine Petroleum Network, Inc.	161,440
Rental & Leasing Services: 2.1%
7,000	Air Lease Corp.	270,060
Retail Trade: 11.4%
8,000	Central Garden & Pet Co. *	72,800
16,000	J.C. Penney Co., Inc. *	144,800
17,000	Kirklands, Inc. *	315,350
23,000	MarineMax, Inc. *	385,020
13,000	Shoe Carnival, Inc.	268,450
20,000	Stein Mart, Inc.	277,800
		1,464,220
Transportation & Warehousing: 2.1%
25,000	Diana Shipping, Inc. *	272,250
Transportation Equipment: 1.0%
3,000	Trinity Industries, Inc.	131,160
Waste Management & Remediation Services: 2.0%
22,000	Furmanite Corporation *	256,080
TOTAL COMMON STOCKS
(Cost $10,649,649)		11,145,801

PARTNERSHIPS & TRUSTS: 6.9%
Land Ownership & Leasing: 1.6%
1,300	Texas Pacific Land Trust1	208,143
Real Estate Investment Trusts: 5.3%
10,000	Capstead Mortgage Corp.	131,500
25,000	FelCor Lodging Trust, Inc.	262,750
8,000	The GEO Group, Inc.	285,840
		680,090
TOTAL PARTNERSHIPS & TRUSTS
(Cost $631,574)		888,233
CLOSED-END FUNDS: 1.4%
Financial Services: 1.4%
5,000	Capital Southwest Corp.	180,050
TOTAL CLOSED-END FUNDS
(Cost $178,292)		180,050
Contracts (100 shares per contract)
CALL OPTIONS PURCHASED: 0.0%2
Non-Depository Credit Intermediation: 0.0%2
10	Nationstar Mortgage Holdings, Inc.
	Expiration: July 2014,
	Exercise Price: $30.00	6,250
TOTAL CALL OPTIONS PURCHASED
(Cost $3,223)		6,250
Shares
SHORT-TERM INVESTMENTS: 10.1%
Money Market Funds: 10.1%
450,920	Fidelity Money Market Portfolio - Select Class, 0.01%3	450,920
849,745	Invesco Short-Term Portfolio - Institutional Class, 0.01%3	849,745
		1,300,665
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,300,665)		1,300,665
TOTAL INVESTMENTS IN SECURITIES: 104.8%
(Cost $12,763,403)		13,520,999
Liabilities in Excess of Other Assets: (4.8)%		(619,292)
TOTAL NET ASSETS: 100.0%		$12,901,707

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance June 30, 2014	Realized Gain (Loss)	Dividend Income	Value June 30, 2014	Acquisition Cost
Texas Pacific Land Trust	300	1,000	-	1,300	$ -	$ -	$ 208,143	$ 193,090

2	Amount is less than 0.1% of the Fund's net assets.
3	Seven-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$12,763,403
Gross unrealized appreciation	864,155
Gross unrealized depreciation	(106,559)
Net unrealized appreciation	$757,596

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Small Intrinsic Value Fund
Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Hodges Small Intrinsic Value Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$11,145,801	$-	$-	$11,145,801
Partnerships & Trusts	888,233	-	-	888,233
Closed-End Funds	180,050	-	-	180,050
Call Options Purchased	-	6,250	-	6,250
Short-Term Investments	1,300,665	-	-	1,300,665
Total Investments	$13,514,749	$6,250	$-	$13,520,999

The Hodges Small Intrinsic Value Fund (the "Fund") has adopted financial reporting rules and regulations that require enhanced disclosure regarding derivatives and hedging activity intended to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

The Fund may invest in options on equities, debt and stock indices (collectively, “options”).  The Fund may make these investments as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position and to effect closing transactions. The Fund will not invest in options for speculative purposes.

The average number of options contracts held by the Fund during the period at fiscal quarter ends was 10.  The following table presents the fair value of derivative instruments, held long or sold short by the Fund, at June 30, 2014:

	Fair Value - Long Positions		Fair Value - Short Positions		Net Unrealized Gain/(Loss) on
Options Contracts	Assets	Liabilities	Assets	Liabilities	Open Positions
Equity Contracts:	$6,250	$-	$-	$-	$3,027
Call Options
  Purchased

HODGES SMALL-MID CAP FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 95.1%
Air Transportation: 2.1%
2,000	Alaska Air Group, Inc.	$190,100
Apparel Manufacturing: 1.5%
1,600	G-III Apparel Group Ltd. *	130,656
Basic Materials Manufacturing: 9.4%
8,000	Commercial Metals Co.	138,480
10,000	Continental Building Products, Inc. *	154,000
2,000	Eagle Materials, Inc.	188,560
2,500	Packaging Corp. of America	178,725
7,000	United States Steel Corp.	182,280
		842,045
Computer & Electronic Products: 4.5%
1,300	Garmin Ltd.	79,170
7,000	Skyworks Solutions, Inc.	328,720
		407,890
Construction: 3.3%
2,000	Chicago Bridge & Iron Co.	136,400
6,500	DR Horton, Inc.	159,770
		296,170
Electrical Equipment: 3.2%
3,000	AZZ, Inc.	138,240
3,000	Greatbatch, Inc. *	147,180
		285,420
Depository Credit Intermediation: 1.3%
1,500	Cullen/Frost Bankers, Inc.	119,130

Financial Services: 3.4%
3,500	LPL Financial Holdings, Inc.	174,090
2,000	Waddell & Reed Financial, Inc.	125,180
		299,270
Food & Beverage Manufacturing: 7.3%
2,500	Cal-Maine Foods, Inc.	185,800
3,000	Ingredion, Inc.	225,120
9,000	Pilgrim's Pride Corp. *	246,240
		657,160
Food Services: 3.6%
4,500	Brinker International, Inc.	218,925
3,000	Zoe's Kitchen, Inc. *	103,140
		322,065
General Manufacturing: 3.2%
1,500	Curtiss-Wright Corp.	98,340
2,500	Flowserve Corp.	185,875
		284,215
Household Goods: 1.9%
2,000	Spectrum Brands Holdings, Inc.	172,060
Machinery: 1.6%
2,000	Lincoln Electric Holdings, Inc.	139,760
Manufacturing: 1.7%
4,000	Owens Corning	154,720
Mining, Oil & Gas Extraction: 14.6%
6,000	Athlon Energy, Inc. *	286,200
2,000	Cimarex Energy Co.	286,920

3,500	Diamondback Energy, Inc. *	310,800
1,400	Martin Marietta Materials, Inc.	184,870
4,200	Oasis Petroleum, Inc. *	234,738
		1,303,528
Motor Vehicle Parts Manufacturing: 2.0%
10,000	Westport Innovations, Inc. *	180,200
Non-Depository Credit Intermediation: 1.4%
3,500	Nationstar Mortgage Holdings, Inc. *	127,050
Publishing Industries: 2.0%
15,000	A.H. Belo Corp.1	177,750
Rail Transportation: 1.8%
1,500	Kansas City Southern	161,265
Rental & Leasing: 1.8%
1,500	United Rentals, Inc. *	157,095
Retail Trade: 13.9%
3,500	Cabela's, Inc. *	218,400
3,000	Casey's General Stores, Inc.	210,870
1,250	O'Reilly Automotive, Inc. *	188,250
2,400	Signet Jewelers Ltd.	265,416
13,000	Stein Mart, Inc.	180,570
3,000	Tractor Supply Co.	181,200
		1,244,706
Telecommunications: 1.4%
8,000	Mavenir Systems, Inc. *	121,200
Transportation & Warehousing: 2.6%
2,000	Kirby Corp. *	234,280
Transportation Equipment: 5.6%
400	AMERCO	116,304
4,000	Trinity Industries, Inc.	174,880
2,500	Wabtec Corp.	206,475
		497,659
TOTAL COMMON STOCKS
(Cost $7,921,431)		8,505,394
PARTNERSHIPS & TRUSTS: 3.6%
Land Ownership & Leasing: 3.6%
2,000	Texas Pacific Land Trust1	320,220
TOTAL PARTNERSHIPS & TRUSTS
(Cost $196,183)		320,220
SHORT-TERM INVESTMENTS: 3.4%
Money Market Fund: 3.4%
303,316	Fidelity Money Market Portfolio - Select Class, 0.01%2	303,316
TOTAL SHORT-TERM INVESTMENTS
(Cost $303,316)		303,316
TOTAL INVESTMENTS IN SECURITIES: 102.1%
(Cost $8,420,930)		9,128,930
Liabilities in Excess of Other Assets: (2.1)%		(186,187)
TOTAL NET ASSETS: 100.0%		$8,942,743

*	Non-income producing security.
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance June 30, 2014	Realized Gain (Loss)	Dividend Income	Value June 30, 2014	Acquisition Cost
A.H. Belo Corp.- Class A	-	15,000	-	15,000	$ -	$ -	$ 177,750	$ 175,873
Texas Pacific Land Trust	2,000	-	-	2,000	$ -	$ -	$ 320,220	$ 196,183

2	Seven-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$8,420,930
Gross unrealized appreciation	831,541
Gross unrealized depreciation	(123,541)
Net unrealized appreciation	$708,000

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Small-Mid Cap Fund
Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Hodges Small-Mid Cap Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of in are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$8,505,394	$-	$-	$8,505,394
Partnerships & Trusts	320,220	-	-	320,220
Short-Term Investments	303,316	-	-	303,316
Total Investments	$9,128,930	$-	$-	$9,128,930

HODGES PURE CONTRARIAN FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 91.4%
Advertising & Public Relations: 6.5%
10,000	Iconix Brand Group, Inc. *	$429,400
20,000	National CineMedia, Inc.	350,200
		779,600
Air Transportation: 1.1%
14,200	Controladora Vuela Cia De Aviacion SAB de CV-ADR *	127,800
Basic Materials Manufacturing: 7.6%
60,000	Builders FirstSource, Inc. *	448,800
18,000	United States Steel Corp.	468,720
		917,520
Broadcasting: 5.8%
200,000	Sirius XM Holdings, Inc. *	692,000
Computer & Electronic Products: 7.3%
275,379	Intrusion, Inc. *1,2	506,697
17,500	Taiwan Semiconductor Manufacturing Co. Ltd.-ADR	374,325
		881,022
Financial Services: 2.5%
86,900	U.S. Global Investors, Inc.	305,888
Food & Beverage Manufacturing: 4.1%
13,000	Tyson Foods, Inc.	488,020
Food Services: 6.6%
115,000	Luby's, Inc. *1	676,200
170,320	U-Swirl, Inc. *	114,285
		790,485
Freight Transportation: 3.7%
16,000	YRC Worldwide, Inc. *	449,760
General Manufacturing: 2.0%
8,000	Tootsie Roll Industries, Inc.	235,520
Internet Services: 2.8%
40,000	PFSweb, Inc. *	332,000
Manufacturing: 2.6%
29,500	The Dixie Group, Inc. *	312,405
Mining, Oil & Gas Extraction: 10.6%
26,000	Chesapeake Energy Corp.	808,080
5,000	Freeport-McMoRan Copper & Gold, Inc.	182,500
2,000	Helmerich & Payne, Inc.	232,220
30,000	Uranium Energy Corp. *	46,800
		1,269,600
Petroleum Products: 2.0%
10,000	Encana Corp.	237,100
Publishing Industries: 10.9%
110,000	A.H. Belo Corp. - Class A1	1,303,500
Retail Trade: 4.4%
30,000	DGSE Companies, Inc. *	43,500
35,000	Stein Mart, Inc.	486,150
		529,650

Transportation Equipment: 4.7%
175,000	DryShips, Inc. *	563,500
Wholesale Trade: 6.2%
60,000	Xerox Corp.	746,400
TOTAL COMMON STOCKS
(Cost $9,256,723)		10,961,770
PARTNERSHIPS & TRUSTS: 7.5%
Real Estate Investment Trusts: 7.5%
50,000	FelCor Lodging Trust, Inc.	525,500
19,000	Mesabi Trust	371,450
		896,950
TOTAL PARTNERSHIPS & TRUSTS
(Cost $738,314)		896,950
SHORT-TERM INVESTMENTS: 1.4%
Money Market Fund: 1.4%
167,365	Fidelity Money Market Portfolio - Select Class, 0.01%3	167,365
TOTAL SHORT-TERM INVESTMENTS
(Cost $167,365)		167,365
TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $10,162,402)		12,026,085
Liabilities in Excess of Other Assets: (0.3)%		(35,156)
TOTAL NET ASSETS: 100.0%		$11,990,929

*	Non-income producing security.
ADR	American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance June 30, 2014	Realized Gain (Loss)	Dividend Income	Value June 30, 2014	Acquisition Cost
A.H. Belo Corp.- Class A	122,500	-	12,500	110,000	$ 104,961	$ 174,800	$ 1,303,500	$ 625,580
Instrusion, Inc.	275,379	-	-	275,379	$ -	$ -	$ 506,697	$ 185,819
Luby's, Inc.	100,000	15,000	-	115,000	$ -	$ -	$ 676,200	$ 629,000

2	A portion of this security is considered illiquid. As of June 30, 2014, the total market value of the investments considered illiquid was $214,586 or 1.8% of total net assets.
3	Seven-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$10,164,462
Gross unrealized appreciation	2,081,974
Gross unrealized depreciation	(220,351)
Net unrealized appreciation	$1,861,623

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Pure Contrarian Fund
Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Hodges Pure Contrarian Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$10,961,770	$-	$-	$10,961,770
Partnerships & Trusts	896,950	-	-	896,950
Short-Term Investments	167,365	-	-	167,365
Total Investments	$12,026,085	$-	$-	$12,026,085

HODGES BLUE CHIP 25 FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 77.5%
Air Transportation: 4.6%
15,000	United Continental Holdings, Inc. *	$616,050
Conglomerates: 3.5%
17,500	General Electric Co.	459,900
Depository Credit Intermediation: 3.3%
8,000	Texas Capital BancShares, Inc. *	431,600
Entertainment: 3.9%
6,000	The Walt Disney Co.	514,440
Food & Beverage Manufacturing: 4.0%
5,500	The Hershey Co.	535,535
Mining, Oil & Gas Extraction: 11.7%
8,500	Halliburton Co.	603,585
4,000	Helmerich & Payne, Inc.	464,440
6,000	National Oilwell Varco, Inc.	494,100
		1,562,125
Motor Vehicle Manufacturing: 7.7%
3,500	Polaris Industries, Inc.	455,840
4,700	Toyota Motor Corp.-ADR	562,402
		1,018,242
Petroleum Products: 4.0%
10,115	BP PLC-ADR	533,563
Pharmaceuticals: 3.9%
5,000	Johnson & Johnson	523,100
Rail Transportation: 4.6%
20,000	CSX Corp.	616,200
Retail Trade: 12.6%
5,000	Costco Wholesale Corp.	575,800
8,000	The Home Depot, Inc.	647,680
6,000	Wal-Mart Stores, Inc.	450,420
		1,673,900
Transportation Equipment: 9.7%
7,000	The Boeing Co.	890,610
2,500	Lockheed Martin Corp.	401,825
		1,292,435
Utilities: 4.0%
10,000	Atmos Energy Corp.	534,000
TOTAL COMMON STOCKS
(Cost $8,696,757)		10,311,090
PARTNERSHIPS & TRUSTS: 7.8%
Land Ownership & Leasing: 7.8%
6,500	Texas Pacific Land Trust1	1,040,715
TOTAL PARTNERSHIPS & TRUSTS
(Cost $375,044)		1,040,715
SHORT-TERM INVESTMENTS: 13.7%
Money Market Funds: 13.7%
512,000	Fidelity Money Market Portfolio - Select Class, 0.01%2	512,000

1,312,553	Invesco Short-Term Portfolio - Institutional Class, 0.01%2	1,312,553
		1,824,553
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,824,553)		1,824,553
TOTAL INVESTMENTS IN SECURITIES: 99.0%
(Cost $10,896,354)		13,176,358
Other Assets in Excess of Liabilities: 1.0%		136,016
TOTAL NET ASSETS: 100.0%		$13,312,374

*	Non-income producing security.
ADR	American Depositary Receipt
1	Affiliated company as defined by the Investment Company Act of 1940.

	Share Balance March 31, 2014	Purchases	Sales	Share Balance June 30, 2014	Realized Gain (Loss)	Dividend Income	Value June 30, 2014	Acquisition Cost
Texas Pacific Land Trust	6,500	-	-	6,500	$ -	$ -	$ 1,040,715	$ 375,044

2	Seven-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$10,969,913
Gross unrealized appreciation	2,285,446
Gross unrealized depreciation	(79,001)
Net unrealized appreciation	$2,206,445

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Blue Chip 25 Fund
Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Hodges Blue Chip 25 Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$10,311,090	$-	$-	$10,311,090
Partnerships & Trusts	1,040,715	-	-	1,040,715
Short-Term Investments	1,824,553	-	-	1,824,553
Total Investments	$13,176,358	$-	$-	$13,176,358

HODGES EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS at June 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS: 91.8%
Computer & Electronic Products: 4.6%
43,000	Taiwan Semiconductor Manufacturing Co. Ltd.-ADR	$919,770
Conglomerates: 3.8%
29,000	General Electric Co.	762,120
Consumer, Non-Durable: 3.6%
9,000	Procter & Gamble Co.	707,310
Food & Beverage Manufacturing: 1.1%
3,000	Ingredion, Inc.	225,120
Food & Beverage Products: 5.9%
10,000	The Coca-Cola Co.	423,600
5,000	Kraft Foods Group, Inc.	299,750
5,000	PepsiCo, Inc.	446,700
		1,170,050
Food Services: 4.0%
8,000	Cracker Barrel Old Country Store, Inc.	796,560
Hotels, Restaurants & Leisure: 2.7%
7,000	Las Vegas Sands Corp.	533,540
Medical Equipment Manufacturing: 1.8%
5,000	Baxter International, Inc.	361,500
Mining, Oil & Gas Extraction: 13.8%
5,000	ConocoPhillips	428,650
6,000	Ensco PLC	333,420
10,000	Freeport-McMoRan Copper & Gold, Inc.	365,000
20,000	LinnCo., LLC	625,800
7,000	Targa Resources Corp.	976,990
		2,729,860
Movie Production & Theaters: 2.0%
11,500	Cinemark Holdings, Inc.	406,640
Oil & Gas Extraction: 1.1%
5,000	Suncor Energy, Inc.	213,150
Petroleum Products: 9.8%
15,000	BP PLC-ADR	791,250
7,000	Exxon Mobil Corp.	704,760
10,000	HollyFrontier Corp.	436,900
		1,932,910
Pharmaceuticals: 6.5%
8,000	AbbVie, Inc.	451,520
8,000	Johnson & Johnson	836,960
		1,288,480
Retail Trade: 6.3%
8,000	The Home Depot, Inc.	647,680
8,000	Wal-Mart Stores, Inc.	600,560
		1,248,240
Software Publishers: 2.7%
13,000	Microsoft Corp.	542,100

Telecommunications: 6.4%
15,000	AT&T, Inc.	530,400
15,000	Verizon Communications, Inc.	733,950
		1,264,350
Transportation Equipment: 11.8%
8,000	The Boeing Co.	1,017,840
10,000	General Motors Co.	363,000
6,000	Lockheed Martin Corp.	964,380
		2,345,220
Utilities: 3.9%
5,000	Dominion Resources, Inc.	357,600
6,000	ONEOK, Inc.	408,480
		766,080
TOTAL COMMON STOCKS
(Cost $13,894,347)		18,213,000
PARTNERSHIPS & TRUSTS: 7.9%
Real Estate Investment Trusts: 7.9%
10,000	Corrections Corporation of America	328,500
17,005	The GEO Group, Inc.	607,589
13,000	Ryman Hospitality Properties, Inc.	625,950
		1,562,039
TOTAL PARTNERSHIPS & TRUSTS
(Cost $1,424,535)		1,562,039
SHORT-TERM INVESTMENTS: 0.6%
Money Market Fund: 0.6%
119,395	Fidelity Money Market Portfolio - Select Class, 0.01%1	119,395
TOTAL SHORT-TERM INVESTMENTS
(Cost $119,395)		119,395
TOTAL INVESTMENTS IN SECURITIES: 100.3%
(Cost $15,438,277)		19,894,434
Liabilities in Excess of Other Assets: (0.3)%		(63,628)
TOTAL NET ASSETS: 100.0%		$19,830,806

ADR	American Depositary Receipt
1	Seven-day yield as of June 30, 2014.

The cost basis of investments for federal income tax purposes at June 30, 2014 was as follows+:

Cost of investments	$15,438,277
Gross unrealized appreciation	4,521,916
Gross unrealized depreciation	(65,759)
Net unrealized appreciation	$4,456,157

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Hodges Equity Income Fund
Summary of Fair Value Exposure at June 30, 2014 (Unaudited)

The Hodges Equity Income Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2014. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$18,213,000	$-	$-	$18,213,000
Partnerships & Trusts	1,562,039	-	-	1,562,039
Short-Term Investments	119,395	-	-	119,395
Total Investments	$19,894,434	$-	$-	$19,894,434

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)              /s/ Elaine E. Richards
Elaine E. Richards, President

Date           8/22/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*            /s/ Elaine E. Richards
Elaine E. Richards, President

Date           8/22/2014

By (Signature and Title)*            /s/ Eric C. VanAndel
Eric C. VanAndel, Treasurer

Date           8/22/2014

* Print the name and title of each signing officer under his or her signature.